Prepayments and other current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Prepayments and other current assets
Prepayments to suppliers	$ 68,348	¥ 475,828	¥ 716,761
Interest income receivable	2,137	14,876	11,984
Prepayment for advertising expenses	1,209	8,417	9,536
Receivables in relation to factoring business	29,440	204,954	324,577
Loan receivables	63,086	439,189	454,953
Others	22,554	157,020	155,773
Total	$ 186,774	¥ 1,300,284	¥ 1,673,584